Accounts receivable	12 Months Ended
Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable
Accounts receivable
Accounts receivable as of December 31, 2017 include unbilled revenue of $98,214 (2016 - $57,822) from the Company’s regulated utilities. Accounts receivable as of December 31, 2017 are presented net of allowance for doubtful accounts of $6,968 (2016 - $7,064).